Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

19. Commitments and Contingencies

(a)	Commitments

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through June 30, 2024. As of December 31, 2023 and June 30, 2024, future minimum lease of RMB1.0 million and RMB1.7 million under non-cancelable operating lease agreements were all due within one year.

(b)	Litigation

As of December 31, 2023 and June 30, 2024, the Group was not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position results of operations, or cash flows.